Summary Prospectus and
Prospectus Supplement

February 28, 2020

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated February 28, 2020 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated April 30, 2019

U.S. Real Estate Portfolio (Class I) (the "Fund")

Bill Grant no longer serves as a portfolio manager to the Fund. Accordingly, all references to Mr. Grant are hereby removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.